RECLAMATION PROVISION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
RECLAMATION PROVISION
Balance At Beginning Of The Year	$ 726	$ 808
Changes In Estimates	(364)	(105)
Unwinding Of Discount Related To Continuing Operations	44	47
Effect Of Movements In Exchange Rates	39	(24)
Balance At End Of The Year	$ 445	$ 726